Average Annual Total Returns (Vanguard Growth and Income Fund Participant)	Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014	Standard & Poor's 500 Index Vanguard Growth and Income Fund Vanguard Growth and Income Fund - Investor Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	14.04%	13.69%
Five Years	15.72%	15.45%
Ten Years	6.95%	7.67%